Financial Instruments - Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Forward contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 671,800	$ 534,368
Forward contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	444,560	346,081
Forward contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	130,248	113,398
Forward contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	38,201	30,125
Forward contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	36,202	25,123
Forward contracts (sell) [member] | Others Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	22,589	19,641
Option contracts (sell) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	501,115	409,999
Option contracts (sell) [member] | US Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	297,823	239,747
Option contracts (sell) [member] | Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	116,356	101,737
Option contracts (sell) [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	45,822	35,690
Option contracts (sell) [member] | Australian Dollars [member]
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount	$ 41,114	$ 32,825